Related Party Transactions - Due to Related party (Details) - Related Party ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related party transactions
Amounts due to related parties	¥ 202,766	$ 27,779	¥ 234,683
Shanghai Mingyu Barcode Technology Ltd
Related party transactions
Amounts due to related parties	37,277		28,924
ZTO Supply Chain Management Co., Ltd. and its subsidiaries
Related party transactions
Amounts due to related parties	118,874		149,495
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries
Related party transactions
Amounts due to related parties	12,700		16,415
Zhongtong Yunleng Network Technology (Zhejiang) Co., LTD and its subsidiaries
Related party transactions
Amounts due to related parties	16,675		14,988
Others
Related party transactions
Amounts due to related parties	¥ 17,240		¥ 24,861